SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets
Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Schedule of weighted-average useful life of intangible assets

As of December 31, 2013, intangible assets have weighted-average useful lives as follows:

Licensed copyrights	1.96 years, on an accelerated consumption pattern
Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationship	5 years
User generated content	2 years
Domain name, trademark and online video license	indefinite

Schedule of impairment charge recorded in cost of revenue and other operating expenses
	For the year ended December 31,
	2013	2013
	RMB	US$
Cost of revenues	85,442	14,114
Product development	2,920	482
Sales and marketing	4,376	723
General and administrative	3,333	551

	96,071	15,870

Schedule of commissions to third-party advertising agencies
	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	180,644	442,663	584,978	96,631